SELECTED FINANCIAL STATEMENT CAPTIONS (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Stock cancellation liability (Note 6)	$ 239,392	$ 351,276
Accounts payable	66,482	61,623
Other accrued professional fees	22,666	30,683
Accrued compensation and related expenses	$ 87,581	23,747
Accrued legal		$ 18,493
Accrued interest	$ 4,817
Other accrued expenses	4,644	$ 15,229
Accounts payable and accrued expenses, Total	$ 425,582	$ 501,051